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Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA  02116-3700
                                                     September 3, 2004
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

     Re:  Security Equity Separate Account Thirteen
          File No. 811-8938

Commissioners:

     Semi-annual Reports dated June 30, 2004 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the Security Equity Separate Account Thirteen of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain portfolios of Evergreen Variable Annuity Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000928754, File No. 811-08716.

The Semi-annual reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-annual reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000824036, File No. 811-05371.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329, Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511 and Variable Insurance Products Fund III, CIK No. 0000927384, File No. 811-07205.

                                                     Sincerely,

                                                     /s/ Gina C. Sandonato
                                                     Gina C. Sandonato